COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2025
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum payments under non-cancellable operating leases

Future minimum payments under non-cancelable agreements for property management fees as of February 28, 2025 were as follows:

Fiscal year ending
February 2026	$8,645
February 2027	4,809
February 2028	3,327
February 2029	2,140
February 2030	811
Thereafter	512
Total	$20,244